Inventory	12 Months Ended
Dec. 31, 2022
Inventory Abstract
Inventory

18	Inventory

Accounting policy

Inventory is stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related fixed production overheads (based on normal operating capacity). Variable production overhead costs are included in inventory costs based on the actual production level. Imports in transit are stated at the accumulated cost of each import. At the end of the reporting period, the net realizable value of inventories is assessed and a provision for non-realizable, losses on obsolete or slow-moving inventory may be recognized.

The provision for net realizable value is estimated considering the current selling price in the ordinary course of business, less any additional selling expenses. The write-downs and reversals are recognized within Cost of sales.

A provision for obsolete inventory, finished products, semi-finished products, raw materials and auxiliary materials is recognized when items cannot be used in normal production or sold because they are damaged or do not meet the Company’s specification and is recognized as Other income and expenses.

Slow-moving provision is recognized for inventory items that are in excess of the expected normal use or sale. The amount of slow-moving provision recognized is determined based on 20% of the carrying amount for each six-month period without use or sale and is recognized as Other income and expenses.

(a)	Composition

	2022	2021
Finished products	142,935	157,285
Semi-finished products (i)	163,805	60,315
Raw materials	68,497	90,087
Auxiliary materials and consumables	115,562	94,564
Inventory provisions	(95,602)	(29,749)
	395,197	372,502

(i)	Semi-finished products in December 2022 include the stockpile produced during Aripuanã’s commissioning phase in the total amount of USD 40,303. In 2021, the amount of USD 23,009 of the ore stockpile that was included in raw material was reclassified as a semi-finished products.

(b)	Changes in the provision of the year

	2022	2021
Balance at the beginning of the year	(29,749)	(29,074)
Additions (i)	(69,761)	(15,094)
Reversals	4,634	13,986
Exchange variation (losses) gains	(726)	433
Balance at the end of the year	(95,602)	(29,749)
(i)	The main amount is related to the provision of Aripuanã’s inventory to its net realizable value for both its ore stockpile and its produced concentrates in the total amount of USD 52,215 (including depreciation of USD 16,377) as of December 31, 2022.